Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Phantom Option Plan

	Number of shares	Weighted average grant date Fair Value per option/share
Outstanding options as of December 31, 2020	3,475	€1,352.74
Granted	68	€4,081.36
Forfeited before IPO-date	(78)	€1,352.74

Conversion to restricted share units	1,199,364	€3.91
Forfeited after the IPO date	(13,706)	€3.91
Vested	(350,174)	€3.91

Unvested restricted shares as of December 31, 2021	835,484	€3.91

Summary of Omnibus stock plan
A summary of the Omnibus stock plan restricted share and option activities for the year ended December 31, 2021 is as follows:

	Number of shares	Weighted average grant date Fair Value per share
Unvested restricted shares as of December 31, 2020	—	$—
Granted	1,302,599	$17.34

Unvested restricted shares as of December 31, 2021	1,302,599	$17.34

	Number of options	Weighted average exercise price
Outstanding as of December 31, 2020	—	$—
Issued	33,513	$27.00

Outstanding as of December 31, 2021	33,513	$27.00

Exercisable as of December 31, 2021	—

Unvested as of December 31, 2021	33,513

Option To Acquire Class A Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Fair Value Assumptions and Methodology of NHL Warrants
The inputs used in the measurement of the option to acquire up to 1,116,540 Class A shares were as follows:

Valuation inputs:	2021
Valuation model	Black-Scholes model
Share price at grant date	$27.00
Exercise price	$8.96
Expected volatility (weighted-average)	30%
Expected term (as of September 14, 2021)	0
Risk-free interest rate (based on US government bond)	0.04%

NHL Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Fair Value Assumptions and Methodology of NHL Warrants
The inputs used in the measurement of the warrant were as follows:

Valuation inputs:	2021
Valuation model	Cox-Ross-Rubinstein binominal model
Share price at grant date	$27.00
Exercise price	$23.45
Expected volatility (weighted-average)	30%
Expected term	120 months
Risk-free interest rate (based on US government bond)	1.28%

Summary Of NHL Warrants
A summary of the company’s NHL warrants activity for the year ended December 31, 2021 is as follows:

	Number of warrants	Weighted average exercise price
Outstanding as of December 31, 2020	—	$—
Issued	—	$23.45

Outstanding as of December 31, 2021	1,353,740	$23.45

Exercisable as of December 31, 2021	—

Unvested as of December 31, 2021	1,353,740

NBA Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary Of NHL Warrants
A summary of the company’s NBA warrants activity for the year ended December 31, 2021 is as follows:

	Number of warrants	Weighted average exercise price
Outstanding as of December 31, 2020	—	$—
Issued	9,229,797	$0.01

Outstanding as of December 31, 2021	9,229,797	$0.01

Exercisable as of December 31, 2021	1,845,959

Unvested as of December 31, 2021	7,383,838

Phantom Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary Of Measurement Of The Fair Value Of The Service-Based And Exit-Value Based Components
The inputs used in the measurement of the fair value of the service-based and exit-value based components of the phantom options were as follows:

Valuation inputs:	2020
Fair value at grant date	€1,352.74
Share price at grant date	€5,192.46
Exercise price	€3,937.72
Expected volatility (weighted-average)	37.66%
Expected term	2.47 years (service-based options) / 2.06 years (exit-value based options)
Expected dividends	—
Risk-free interest rate (based on Swiss government securities)	—
Required exit value	€2.1 billion

Omnibus Stock Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary Of Measurement Of The Fair Value Of The Service-Based And Exit-Value Based Components
The inputs used in the measurement of the option to acquire up to 33,513 Class A shares were as follows:

Valuation inputs:	2021
Valuation model	Black-Scholes model
Share price at grant date	$27.00
Exercise price	$27.00
Expected volatility (weighted-average)	37.33%
Expected term	6.5 years
Expected dividends	—
Risk-free interest rate (based on US government bond)	1.03%